Financial income and expenses	12 Months Ended
Dec. 31, 2017
Disclosure of Financial income and expenses [Abstract]
Financial income and expenses [Text block]
Table of Contents

Note 7Financial income and expenses

Philips Group
Financial income and expenses
in millions of EUR
2015 - 2017
	2015	2016	2017
Interest income	44	43	40
Interest income from loans and receivables	18	15	12
Interest income from cash and cash equivalents	26	28	28
Dividend income from available for sale financial assets	6	4	64
Net gains from disposal of financial assets	20	3	1
Net change in fair value of financial assets at fair value through profit or loss	4		7
Other financial income	20	15	14
Financial income	94	65	126
Interest expense	(344)	(342)	(222)
Interest on debt and borrowings	(267)	(288)	(177)
Finance charges under finance lease contract	(6)	(7)	(8)
Interest expenses - pensions	(70)	(48)	(37)
Provision-related accretion and interest	(31)	44	(22)
Net foreign exchange losses	(10)	(1)	(2)
Impairment loss of financial assets	(46)	(24)	(2)
Net change in fair value of financial assets at fair value through profit or loss		(4)
Other financial expenses	(23)	(180)	(15)
Financial expense	(453)	(507)	(263)
Financial income and expenses	(359)	(442)	(137)

Net financial income and expense showed a EUR 137 million expense in 2017, which was EUR 305 million lower than in 2016. Net interest expense in 2017 was EUR 117 million lower than in 2016, mainly due to lower interest expenses on net debt following the bond redemptions in October 2016 and January 2017. Higher dividend income was mainly related to the retained interest in the combined businesses of Lumileds and Automotive.

Net interest expense in 2016 was EUR 2 million lower than in 2015. The impairment charges in 2016 amounted to EUR 24 million mainly due to Corindus Vascular Robotics. Lower provision-related accretion and interest in 2016 is primarily due to the release of accrued interest as a result of the settlement of the Masimo litigation. Other financial expenses included financial charges related to the early redemption of USD bonds in October 2016 and January 2017 of EUR 91 million and EUR 62 million respectively.

Net financial income and expense showed a EUR 359 million expense in 2015. Total financial income of EUR 94 million included EUR 44 million of interest income.